Employee benefits (Details Narrative) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Amount incurred for employee benefits	¥ 25.9	¥ 30.1	¥ 50.6